Schedule of Debt (Details) - USD ($)	Sep. 30, 2021	Jan. 28, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Long term debt	$ 294,933		$ 5,677,505	$ 4,736,622
Short term debt	3,304,897		7,745,843	3,001,366
Related party notes payable			3,001,366	3,662,067
Convertible Notes, net of subscriptions to members		$ 10,600,000	8,254,390	5,414,390
Payroll protection loan			1,669,552
Other notes payable			212,066	407,893
Line of credit	3,500,000		3,500,000	3,500,000
Total notes payable	7,099,830		30,060,722	20,722,338
Less: current portion	(3,445,495)		(22,649,995)	(2,558,122)
Less: line of credit	(3,500,000)		(3,500,000)	(3,500,000)
Notes payable, net of current portion	154,335		3,910,727	14,664,216
Deferred financing fees			(36,492)
Total notes payable, net	154,335		3,874,235	14,664,216
Total notes payable	$ 7,099,830		$ 30,060,722	$ 20,722,338